ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Sep. 30, 2017
Notes to Financial Statements
NOTE 4 - ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities consisted of the following:

	September 30, 2017	September 30, 2016
Accounts payable	$97,522	$8,147
Accrued salaries	5,051	15,752
Accrued production related expenses	145,000	-
Accrued rent	2,000	2,700
Accrued professional fees	6,700	10,000
Total	$256,273	$36,599